Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Total accounts receivable, net	$ 793,212	$ 1,712,430
Less: allowance for doubtful accounts	(535,767)	(1,122,743)
Less than 3 months [Member]
Schedule of Accounts Receivable [Abstract]
Total accounts receivable, net	1,220,327	1,723,099
More than 12 months [Member]
Schedule of Accounts Receivable [Abstract]
Total accounts receivable, net	$ 108,652	$ 1,112,074